[LOGO]
                                     PIONEER
                                 --------------
                                    SCIENCE &
                                   TECHNOLOGY
                                      FUND


                                   Semiannual
                                     Report
                                     3/31/02


[PIONEER INVESTMENTS LOGO]

 Table of Contents
--------------------------------------------------------------------------------

Letter from the President                          1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    6
Schedule of Investments                            9
Financial Statements                              12
Notes to Financial Statements                     18
Trustees, Officers and Service Providers          23
Retirement Plans from Pioneer                     24
Programs and Services for Pioneer Shareowners     26
The Pioneer Family of Mutual Funds                28

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 3/31/02
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
The market's renewed vigor since last fall suggests that investors have been repositioning portfolios in anticipation of better economic times. Low interest rates, lower taxes and falling energy costs have been keys to the optimistic mood.

That optimism appears to have been justified. Judging by recent reports, the U.S. economy has absorbed the shock from September 11 and, for the most part, moved closer to normalcy. A mild upturn now appears to be underway according to Federal Reserve Board figures, and what may have been the briefest and shallowest of post-World War II recessions is probably behind us. Speaking before Congress in early March, Fed Chairman Alan Greenspan cited encouraging signs of improving economic output, among them a pickup in manufacturing, ongoing reduction in corporate inventories and an increase in overall demand in most - but not all - sectors.

Shifts in the economic weather sometimes lead us to shift our ground - we're tempted to step indoors when the outlook is cloudy, and to rush back out as soon as skies brighten. But if market behavior of recent years has taught us anything, it's the basic lessons of sound investing: a long-term view and diversification. Jumping in and out of the market with each variation in climate is no more than guesswork. It's not timing the market that yields solid returns, but time in the market. And well-diversified portfolios, those that include growth and value stocks as well as bonds, always have the potential to hold up better in downturns than portfolios that concentrate on a single investment type.

Another lesson may have struck you as you filed this year's tax returns: many of us pay more in federal income taxes than we need to. Although April 15 has come and gone, consider making an appointment to go over this year's return with a qualified professional. You could uncover several ideas for cutting next year's bill, including newly expanded opportunities for owners of IRAs, sole proprietors and participants in corporate retirement plans. Your financial advisor can also explain the benefits of saving for retirement with Pioneer and our tax-sensitive investment options.

You can learn more about Pioneer's mutual funds and all of our products and services at www.pioneerfunds.com. And for questions about the Pioneer funds you own and advice on additional purchases, please contact your financial advisor. In times like these, the value of a good advisor is magnified.

All of us at Pioneer appreciate your continued business.

Respectfully,


/s/ Daniel T. Geraci


Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/02
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[TABULAR REPRESENTATION OF PIE CHART]

U.S. Common Stocks                            94%
International Common Stocks                    3%
Depositary Receipts for International Stocks   3%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[TABULAR REPRESENTATION OF PIE CHART]

Technology Hardware & Equipment          76%
Software & Services                      13%
Capital Goods                             6%
Parmaceuticals & Biotechnology            5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

1.  DuPont Photomasks, Inc.            5.02%      6.  Veritas Software Corp.    3.10%
2.  Photronics, Inc.                   3.72       7.  Cymer, Inc.               3.08
3.  Micron Technology, Inc.            3.63       8.  Synopsys, Inc.            2.99
4.  Flextronics International, Ltd.    3.43       9.  Intel Corp.               2.88
5.  Veeco Instruments, Inc.            3.26      10.  Semtech Corp.             2.77

Fund holdings will vary for other periods.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/02                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/02   9/30/01
                 $4.60     $3.50


Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 3/31/02)       Dividends   Capital Gains   Capital Gains
                             -             -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Science & Technology Fund at public offering price, compared to the growth of the Nasdaq Composite Index.


Average Annual Total Returns
(As of March 31, 2002)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(3/31/00)           -31.52%          -33.52%
1 Year               -9.63           -14.82


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.


[TABULAR REPRESENTATION OF MOUNTAIN CHART]


                Pioneer
                Science &        Nasdaq
               Technology      Composite
                  Fund*          Index
3/31/00          $9,425         $10,000
9/30/00         $10,631          $8,032
3/31/01          $4,890          $4,025
9/30/01          $3,362          $3,278
3/31/02          $4,419          $4,036


The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

The Fund invests in small- and medium-capitalization stocks, which may be more volatile and less liquid than large-cap issues. The Fund also invests in international securities, which are subject to special risks including fluctuations in currency and differing regulatory and accounting standards.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/02                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/02   9/30/01
                 $4.52     $3.45


Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 3/31/02)       Dividends   Capital Gains   Capital Gains
                             -             -                -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Science & Technology Fund, compared to the growth of the Nasdaq Composite Index.


Average Annual Total Returns
(As of March 31, 2002)

                     If              If
Period              Held          Redeemed*
Life-of-Class
(3/31/00)          -32.12%         -33.12%
1 Year             -10.32          -13.91


* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.


[TABULAR REPRESENTATION OF MOUNTAIN CHART]


                Pioneer
                Science &        Nasdaq
               Technology      Composite
                  Fund*          Index
3/31/00         $10,000         $10,000
9/30/00         $11,230          $8,032
3/31/01          $5,138          $4,025
9/30/01          $3,517          $3,278
3/31/02          $4,472          $4,036


The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

The Fund invests in small- and medium-capitalization stocks, which may be more volatile and less liquid than large-cap issues. The Fund also invests in international securities, which are subject to special risks including fluctuations in currency and differing regulatory and accounting standards.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/02                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/02   9/30/01
                 $4.53     $3.45


Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 3/31/02)       Dividends   Capital Gains   Capital Gains
                             -             -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Science & Technology Fund at public offering price, compared to the growth of the Nasdaq Composite Index.


Average Annual Total Returns
(As of March 31, 2002)

                   Net Asset    Public Offering
Period               Value        Price/CDSC*
 Life-of-Class
 (3/31/00)          -32.04%          -32.38%
 1 Year             -10.30           -11.18


* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.


[TABULAR REPRESENTATION OF MOUNTAIN CHART]


                Pioneer
                Science &        Nasdaq
               Technology      Composite
                  Fund*          Index
3/31/00          $9,900         $10,000
9/30/00         $11,118          $8,032
3/31/01          $5,097          $4,025
9/30/01          $3,482          $3,278
3/31/02          $4,572          $4,036


The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

The Fund invests in small- and medium-capitalization stocks, which may be more volatile and less liquid than large-cap issues. The Fund also invests in international securities, which are subject to special risks including fluctuations in currency and differing regulatory and accounting standards.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/02
--------------------------------------------------------------------------------

With evidence mounting that the recession may have run its course, many technology stocks moved up from the lows reached last fall. In the pages that follow, lead portfolio manager Thomas Crowley describes what has been happening in the technology marketplace and its impact on Pioneer Science & Technology Fund, as well as his thoughts about what may lie ahead.

Q. Despite periods of volatility, tech stocks trended upward over the past six months. How did the Fund perform against that background?

A. Reflecting a partial recovery in technology stocks from the depressed levels of late 2001, Pioneer Science & Technology Fund's Class A shares returned 31.43% at net asset value during the six months ended March 31, 2002, while Class B and C shares returned 31.01% and 31.30%, respectively. These results were well ahead of the 23.13% return of the Nasdaq Composite Index, the Fund's benchmark.

Q.  Why did tech stocks begin moving higher again?

A. The shock of September 11th quickly reverberated through the economy and for a few weeks much of the nation's business activity was at a near standstill. Large amounts of capital moved out of the equity markets for a time, causing technology stocks, among others, to fall to unrealistically low levels. Stocks then rebounded sharply. The bounce in tech stocks was grounded in favorable investor sentiment towards cyclical companies and sectors, those that track economic ups and downs and therefore stand to benefit most in a recovering economy. The stocks that have done best over this period include many that we think were driven down excessively. But tangible evidence of better business conditions - in other words, improving earnings - has yet to appear on any broad scale.

Q. Which of your strategies contributed to the Fund's strong relative performance?

A. The main reason for the Fund's good showing over this period was our decision to overweight the portfolio's exposure - compared to our benchmark index - to stocks of semiconductor and semiconductor capital equipment manufacturers. We based that decision on research findings showing that, once the recession ended,

Pioneer Science & Technology Fund


    there would be strong potential for solid appreciation in these highly cyclical sectors.

Q.  What other factors shaped your portfolio decisions?

A. Part of our process is to focus on areas where transitions to more advanced technologies may lead to outstanding growth. For example, many semiconductor manufacturers are switching to silicon wafers - the material on which semiconductor chips are made - that are 300 millimeters across, rather than the 200mm that has been the standard for several years. The purpose is to put many more chips on each wafer and thus increase manufacturing efficiency. In addition, copper is replacing aluminum in the tiny connections within the chips because copper's lower resistance permits electrons to travel faster. Finally, Moore's Law, named for the former chairman of Intel, seems to be accelerating. This law claims that the industry will consistently produce more powerful chips with proportionate decreases in production costs. All of these transitions represent new sales opportunities for equipment manufacturers and chip makers.

Q. Which of your investment choices reflected those strategies, and how did they perform?

A. Among the Fund's best performers over this period were companies that provide highly specialized products for the manufacture of semiconductors. They include Cymer, the world's largest manufacturer of lasers used in the photolithography process of semiconductor manufacturing, and Novellus and Applied Materials, both of which manufacture systems for depositing ever-smaller chip components onto the wafers. KLA-Tencor, which makes process control systems designed to increase manufacturing yield, and DuPont Photomask and Photronics, which make the masks, or blueprints, for the semiconductor that is being manufactured, also did well.

Q. What were conditions like in other technology sectors, and how did they affect performance?

A. Demand for network bandwidth remains strong but an excess of underutilized capacity is still hampering results in the telecom and data communications industries. For example, Riverstone Networks, which builds communication equipment for metropolitan networks,

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/02                              (continued)
--------------------------------------------------------------------------------

    rose early in the period in anticipation of a recovery, then fell as its customers cut back expenditures. On the other hand, the outsourcing of manufacturing processes by makers of brand name electronic devices continues to expand. Among contract manufacturers, Celestica and Jabil contributed to results. However, Sanmina declined sharply when issues related to its merger with SCI Systems caused earnings to miss expectations. And Micron Technology continued to benefit from strong demand for DRAM, the core memory component in PCs, communications networks and a wide range of other devices.

Q.  The Fund holds only a few biotech stocks. Why?

A. Two factors, high stock valuations and a more stringent approval process at the Food and Drug Administration, led us to keep the Fund's biotech exposure small. Among individual stocks, Scios rose on strong sales of Natrecor, a new drug that targets severe cases of congestive heart failure. However, Imclone fell when the FDA rejected its application for C-225, a proposed treatment for cancers of the nose and throat.

Q.  What's ahead for the technology business?

A. The general tone of industry news is improving and we are hearing cautious optimism in our discussions with company managements. In addition, the wave of negative earnings surprises seems to be receding.

    For the majority of tech companies, fundamentals look worse than they really are, in our opinion. There is substantial operating leverage in many sectors, notably semiconductors and semiconductor capital equipment. A modest increase in order flow would have a disproportionately positive effect on earnings for companies with idle capacity, because they can readily handle more business without added investment. Increased orders may not be far off, as technology customers are moving supplies off their shelves fairly quickly, with telecommunications an important exception.

    An economic recovery is key, however; if business conditions improve users will have to start placing larger orders to replenish inventories. But if recovery continues to lag, earnings would remain under pressure and technology stocks would have little impetus to go higher.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/02 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                Value
              COMMON STOCKS - 100.0%
              Capital Goods - 6.2%
              Aerospace & Defense - 0.9%
  18,000      Integrated Defense Technology, Inc.*                  $  499,500
                                                                    ----------
              Electrical Components & Equipment - 3.9%
  90,000      Power-One, Inc.*                                      $  736,200
 130,040      Sanmina-SCI Corp.*                                     1,527,970
                                                                    ----------
                                                                    $2,264,170
                                                                    ----------
              Industrial Conglomerates - 1.4%
  35,000      Jabil Circuit Inc.*                                   $  823,550
                                                                    ----------
              Total Capital Goods                                   $3,587,220
                                                                    ----------
              Pharmaceuticals & Biotechnology - 5.2%
              Biotechnology - 5.2%
  11,000      Amgen, Inc.*                                          $  656,480
  16,000      Invitrogen Corp.*                                        549,120
  19,000      OSI Pharmaceuticals, Inc.*                               743,850
  37,000      Scios Inc.*                                            1,070,410
                                                                    ----------
                                                                    $3,019,860
                                                                    ----------
              Total Pharmaceuticals & Biotechnology                 $3,019,860
                                                                    ----------
              Software & Services - 12.9%
              Application Software - 12.9%
  62,000      Cadence Design System, Inc.*                          $1,401,820
  22,000      Microsoft Corp.*                                       1,326,820
  23,000      Siebel Systems, Inc.*                                    750,030
  31,500      Synopsys, Inc.*                                        1,737,540
  41,000      Veritas Software Corp.*                                1,797,030
  36,000      Wind River Systems*                                      489,240
                                                                    ----------
                                                                    $7,502,480
                                                                    ----------
              Total Software & Services                             $7,502,480
                                                                    ----------
              Technology Hardware & Equipment - 75.7%
              Computer Storage & Peripherals - 1.7%
  80,000      EMC Corp.*                                            $  953,600
                                                                    ----------
              Electronic Equipment & Instruments - 14.8%
  65,000      Alpha Industries, Inc.*                               $  991,250
  37,000      Celestica Inc.*                                        1,341,620
  61,000      Cree Inc.*                                               831,430

The accompanying notes are an integral part of these financial statements.    9

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                               Value
              Electronic Equipment & Instruments - (continued)
 109,000      Flextronics Intl., Ltd.*                             $ 1,989,250
  46,000      Gemstar-TV Guide Intl., Inc.*                            680,340
  36,000      Newport Corp.                                            860,400
  54,000      Veeco Instruments, Inc.*                               1,890,000
                                                                   -----------
                                                                   $ 8,584,290
                                                                   -----------
              Networking Equipment - 3.5%
  36,000      Brocade Communications Systems, Inc.*                $   972,000
  30,000      NetScreen Technologies, Inc.*                            499,500
  87,000      Openwave Systems*                                        553,320
                                                                   -----------
                                                                   $ 2,024,820
                                                                   -----------
              Semiconductor Equipment - 27.5%
  26,000      Applied Materials, Inc.*                             $ 1,411,020
  29,000      ATMI, Inc.*                                              912,050
  19,000      Brooks Automation, Inc.*                                 863,360
  36,000      Cymer, Inc.*                                           1,787,760
  56,000      DuPont Photomasks, Inc.*                               2,912,000
  85,000      EMCORE Corp.*                                            816,850
  18,000      KLA-Tencor Corp.*                                      1,197,000
  28,000      Novellus Systems, Inc.*                                1,515,640
  64,000      Photronics, Inc.*                                      2,158,720
  58,000      PRI Automation, Inc.*                                  1,351,922
  50,000      Taiwan Semiconductor Manufacturing Co. (A.D.R.)*       1,037,500
                                                                   -----------
                                                                   $15,963,822
                                                                   -----------
              Semiconductors - 23.3%
  30,000      Analog Devices, Inc.*                                $ 1,351,200
  55,000      Altera Corp.*                                          1,202,850
  25,000      HI/FN, Inc.*                                             295,000
  55,000      Intel Corp.                                            1,672,550
  55,000      Intersil Holding Corp.*                                1,559,250
  64,000      Micron Technology, Inc.*                               2,105,600
   6,000      Maxim Integrated Products*                               334,260
  20,000      PMC - Sierra, Inc.*                                      325,600
  44,000      Semtech Corp.*                                         1,606,000
  90,000      Triquint Semiconductor, Inc.*                          1,080,900
  34,000      Texas Instruments, Inc.                                1,125,400
  22,000      Xilinx, Inc.*                                            876,920
                                                                   -----------
                                                                   $13,535,530
                                                                   -----------

10   The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund

 Shares                                                                Value
              Telecommunications Equipment - 4.9%
  60,000      Ciena Corp.*                                         $   540,000
  75,000      JDS Uniphase Corp.*                                      441,750
  25,000      Nokia Corp. (A.D.R.)                                     518,500
  19,000      Qualcomm, Inc.*                                          715,160
 105,483      Riverstone Networks*                                     632,898
                                                                   -----------
                                                                   $ 2,848,308
                                                                   -----------
              Total Technology Hardware & Equipment                $43,910,370
                                                                   -----------
              TOTAL COMMON STOCKS - 100%
              (Cost $83,554,159)(a)(b)(c)                          $58,019,930
                                                                   -----------

*  Non income producing securities.


(a) At March 31, 2002, the net unrealized loss on investments based on cost for federal income tax purposes of $85,285,895 was as follows:

    Aggregate gross unrealized gain for all investments in
    which there is an excess of value over tax cost               $   4,410,534

    Aggregate gross unrealized loss for all investments in
    which there is an excess of tax cost over value                 (31,676,499)
                                                                  -------------
    Net unrealized loss                                           $ (27,265,965)
                                                                  -------------

(b) At September 30, 2001, the Fund had a net capital loss carryforward of $4,422,755, which will expire in 2009 if not utilized.

(c) The Fund elected to defer approximately $42,562,253 of capital losses recognized between November 1, 2000 and September 30, 2001 to its fiscal year ending September 30, 2002.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2002, aggregated $12,149,681 and $9,181,422, respectively.


The accompanying notes are an integral part of these financial statements.   11

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
BALANCE SHEET 3/31/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $83,554,159)     $ 58,019,930
  Cash                                                           760,898
  Receivables -
     Fund shares sold                                             67,483
     Dividends, interest and foreign taxes withheld                5,044
     Collateral for securities loaned, net                     1,528,000
  Other                                                            2,180
                                                            ------------
       Total assets                                         $ 60,383,535
                                                            ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                      42,902
     Upon return of securities loaned                          1,528,000
  Due to affiliates                                              121,588
  Accrued expenses                                                68,326
                                                            ------------
       Total liabilities                                    $  1,760,816
                                                            ------------
NET ASSETS:
  Paid-in capital                                           $139,502,731
  Accumulated net investment loss                               (598,225)
  Accumulated net realized loss on investments               (54,747,558)
  Net unrealized loss on investments                         (25,534,229)
                                                            ------------
       Total net assets                                     $ 58,622,719
                                                            ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $32,007,736/6,955,557 shares)           $       4.60
                                                            ------------
  Class B (based on $21,313,110/4,716,996 shares)           $       4.52
                                                            ------------
  Class C (based on $5,301,873/1,171,105 shares)            $       4.53
                                                            ------------
MAXIMUM OFFERING PRICE:
  Class A                                                   $       4.88
                                                            ------------
  Class C                                                   $       4.58
                                                            ------------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/02

INVESTMENT INCOME:
  Dividends (Net of foreign taxes withheld of $890)    $ 10,299
  Interest                                                9,145
                                                       --------
       Total investment income                                      $    19,444
                                                                    -----------
EXPENSES:
  Management fees                                      $289,727
  Transfer agent fees
     Class A                                            122,545
     Class B                                             93,013
     Class C                                             20,898
  Distribution fees
     Class A                                             37,400
     Class B                                            109,033
     Class C                                             24,862
  Administrative fees                                    23,276
  Custodian fees                                          5,504
  Registration fees                                      32,360
  Professional fees                                      31,343
  Printing                                               13,643
  Fees and expenses of nonaffiliated trustees             4,487
  Miscellaneous                                           4,131
                                                       --------
       Total expenses                                               $   812,222
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                              (193,547)
       Less fees paid indirectly                                         (1,006)
                                                                    -----------
       Net expenses                                                 $   617,669
                                                                    -----------
         Net investment loss                                        $  (598,225)
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                  $(6,030,813)
  Change in net unrealized loss on investments                       19,342,062
                                                                    -----------
     Net increase in net assets resulting from
       operations                                                   $12,713,024
                                                                    -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/02 and the Year Ended 9/30/01

                                                        Six Months
                                                           Ended
                                                          3/31/02          Year Ended
                                                        (unaudited)          9/30/01
FROM OPERATIONS:
Net investment loss                                     $  (598,225)      $ (1,574,332)
Net realized loss on investments                         (6,030,813)       (48,716,745)
Change in net unrealized loss on investments             19,342,062        (40,199,890)
                                                        -----------       ------------
  Net increase (decrease) in net assets resulting
     from operations                                    $12,713,024       $(90,490,967)
                                                        -----------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $0.15 per share, respectively)     $         -       $   (899,657)
  Class B ($0.00 and $0.15 per share, respectively)               -           (789,841)
  Class C ($0.00 and $0.15 per share, respectively)               -           (105,176)
                                                        -----------       ------------
                                                        $         -       $ (1,794,674)
                                                        -----------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $16,477,965       $ 59,059,318
Reinvestments of distributions                                    -          1,647,418
Cost of shares repurchased                              (12,497,570)       (44,631,665)
                                                        -----------       ------------
  Net increase in net assets resulting from fund
     share transactions                                 $ 3,980,395       $ 16,075,071
                                                        -----------       ------------
  Net increase (decrease) in net assets                 $16,693,419       $(76,210,570)
NET ASSETS:
Beginning of period                                      41,929,300        118,139,870
                                                        -----------       ------------
End of period (including accumulated net investment
  loss of $598,225 and $0, respectively)                $58,622,719       $ 41,929,300
                                                        -----------       ------------


                                     '02 Shares     '02 Amount
                                    (unaudited)     (unaudited)          '01 Shares    '01 Amount
CLASS A
Shares sold                           2,231,916     $10,742,386           4,674,791     $32,848,647
Reinvestment of distributions                 -              -              107,763         843,793
Less shares repurchased              (1,818,755)    (8,430,214)          (3,459,977)    (22,230,625)
                                     ----------     ----------           ----------     -----------
  Net increase                          413,161     $2,312,172            1,322,579     $11,461,815
                                     ----------     ----------           ----------     -----------
CLASS B
Shares sold                             848,866     $3,887,767            2,757,849     $21,116,350
Reinvestment of distributions                 -              -               91,545         712,218
Less shares repurchased                (676,285)    (3,099,780)          (3,022,746)    (20,371,981)
                                     ----------     ----------           ----------     -----------
  Net increase (decrease)               172,581     $  787,987             (173,352)    $ 1,456,587
                                     ----------     ----------           ----------     -----------
CLASS C
Shares sold                             395,381     $1,847,812              716,010     $ 5,094,321
Reinvestment of distributions                 -              -               11,734          91,407
Less shares repurchased                (208,042)      (967,576)            (307,760)     (2,029,059)
                                     ----------     ----------           ----------     -----------
  Net increase                          187,339     $  880,236              419,984     $ 3,156,669
                                     ----------     ----------           ----------     -----------


14   The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/02
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended             Year            3/31/00
                                                          3/31/01            Ended              to
                                                        (unaudited)         9/30/01          9/30/00
CLASS A
Net asset value, beginning of period                      $   3.50          $  11.28         $  10.00
                                                          --------          --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                     $  (0.04)         $  (0.10)        $  (0.05)
  Net realized and unrealized gain (loss) on
     investments                                              1.14             (7.53)            1.33
                                                          --------          --------         --------
     Net increase (decrease) from investment
       operations                                         $   1.10          $  (7.63)        $   1.28
Distributions to shareowners:
  Net realized gain                                              -             (0.15)               -
                                                          --------          --------         --------
Net increase (decrease) in net asset value                $   1.10          $  (7.78)        $   1.28
                                                          --------          --------         --------
Net asset value, end of period                            $   4.60          $   3.50         $  11.28
                                                          --------          --------         --------
Total return*                                                31.43%           (68.37)%          12.80%
Ratio of net expenses to average net assets+                  1.75%**           1.78%            1.78%**
Ratio of net investment loss to average net
  assets+                                                    (1.68)%**         (1.60)%          (1.45)%**
Portfolio turnover rate                                         34%**             67%              40%**
Net assets, end of period (in thousands)                  $ 32,008          $ 22,872         $ 58,854
Ratios assuming no waiver of management fees
  by PIM and no reduction for fees paid indirectly:
     Net expenses                                             1.08%**           2.19%            2.08%**
     Net investment loss                                     (1.02)%**         (2.01)%          (1.75)%**
Ratios assuming waiver of management fees by
  PIM and reduction for fees paid indirectly:
     Net expenses                                             1.75%**           1.75%            1.75%**
     Net investment loss                                     (1.68)%**         (1.57)%          (1.42)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.  15

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/02                                         (continued)
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended              Year           3/31/00
                                                          3/31/02             Ended             to
                                                        (unaudited)          9/30/01         9/30/00
CLASS B
Net asset value, beginning of period                      $   3.45          $  11.23         $  10.00
                                                          --------          --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                     $  (0.06)         $  (0.17)        $  (0.06)
  Net realized and unrealized gain (loss) on
     investments                                              1.13             (7.46)            1.29
                                                          --------          --------         --------
     Net increase (decrease) from investment
       operations                                         $   1.07          $  (7.63)        $   1.23
Distributions to shareowners:
  Net realized gain                                              -             (0.15)               -
                                                          --------          --------         --------
Net increase (decrease) in net asset value                    1.07          $  (7.78)        $   1.23
                                                          --------          --------         --------
Net asset value, end of period                            $   4.52          $   3.45         $  11.23
                                                          --------          --------         --------
Total return*                                                31.01%           (68.68)%          12.30%
Ratio of net expenses to average net assets+                  2.57%**           2.57%            2.52%**
Ratio of net investment loss to average net
  assets+                                                    (2.51)%**         (2.39)%          (2.19)%**
Portfolio turnover rate                                         34%**             67%              40%**
Net assets, end of period (in thousands)                  $ 21,313          $ 15,662         $ 52,957
Ratios assuming no waiver of management fees
  by PIM and no reduction for fees paid indirectly:
     Net expenses                                             1.91%**           2.98%            2.82%**
     Net investment loss                                     (1.85)%**         (2.80)%          (2.49)%**
Ratios assuming waiver of management fees by
  PIM and reduction for fees paid indirectly:
     Net expenses                                             2.57%**           2.55%            2.50%**
     Net investment loss                                     (2.51)%**         (2.37)%          (2.17)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

16   The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund

                                                        Six Months
                                                           Ended              Year          3/31/00
                                                          3/31/02             Ended            to
                                                        (unaudited)          9/30/01         9/30/00
CLASS C
Net asset value, beginning of period                      $   3.45          $  11.23         $  10.00
                                                          --------          --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                     $  (0.05)         $  (0.13)        $  (0.06)
  Net realized and unrealized gain (loss) on
     investments                                              1.13             (7.50)            1.29
                                                          --------          --------         --------
     Net increase (decrease) from investment
       operations                                         $   1.08          $  (7.63)        $   1.23
Distributions to shareowners:
  Net realized gain                                              -             (0.15)               -
                                                          --------          --------         --------
Net increase (decrease) in net asset value                $   1.08          $  (7.78)        $   1.23
                                                          --------          --------         --------
Net asset value, end of period                            $   4.53          $   3.45         $  11.23
                                                          --------          --------         --------
Total return*                                                31.30%           (68.77)%          12.30%
Ratio of net expenses to average net assets+                  2.56%**           2.71%            2.49%**
Ratio of net investment loss to average net
  assets+                                                    (2.49)%**         (2.53)%          (2.17)%**
Portfolio turnover rate                                         34%**             67%              40%**
Net assets, end of period (in thousands)                  $  5,302          $  3,396         $  6,329
Ratios assuming no waiver of management fees
  by PIM and no reduction for fees paid indirectly:
     Net expenses                                             1.90%**           3.12%            2.79%**
     Net investment loss                                     (1.83)%**         (2.94)%          (2.47)%**
Ratios assuming waiver of management fees by
  PIM and reduction for fees paid indirectly:
     Net expenses                                             2.56%**           2.64%            2.45%**
     Net investment loss                                     (2.49)%**         (2.46)%          (2.13)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Science & Technology Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on January 14, 2000 and commenced operations on March 31, 2000. Prior to March 31, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the fund by Pioneer Funds Distributor, Inc.
(PFD). The investment objective of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities.

Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities

Pioneer Science & Technology Fund


    for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including income on interest bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    The Fund also has the risks associated with its focus on investing in securities of issuers in the rapidly changing fields of science or technology, compared to issuers in more developed market sectors. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/02 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $12,931 in underwriting commissions on the sale of Fund shares during the six months ended March 31, 2002.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

F.  Securities Lending

    The Fund loans securities in its portfolio to certain brokers, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to received interest or dividends on the securities loaned and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. At March 31, 2002, the Fund loaned securities having a fair value of approximately $1,499,240 and received collateral of $1,528,000 for the loan.

Pioneer Science & Technology Fund

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2002, $12,765 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $78,460 in transfer agent fees payable to PIMSS at March 31, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $30,363 in distribution fees payable to PFD at March 31, 2002.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/02 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2002, CDSCs in the amount of $67,685 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended March 31, 2002, the Fund's expenses were reduced by $1,006 under such arrangements.

Pioneer Science & Technology Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
Mary K. Bush                          Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.                 Vice President
Daniel T. Geraci                      Vincent Nave, Treasurer
Margaret B.W. Graham                  Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your financial advisor, or call Pioneer at 1-800-622-0176.


Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.


Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.


* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.



Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your financial advisor can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone(SM) gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

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THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

  Growth Funds
  United States
  Pioneer Core Equity Fund***
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund++
  Pioneer Mid Cap Value Fund
  Pioneer Small Cap Value Fund+
  Pioneer Small Company Fund

  International/Global
  Pioneer Emerging Markets Fund
  Pioneer Europe Fund
  Pioneer Europe Select Fund
  Pioneer International Value Fund**
    (formerly Pioneer International
    Growth Fund)
  Pioneer International Equity Fund**
    (formerly Pioneer World Equity
    Fund)

  Sector Funds
  Pioneer Global Financials Fund
  Pioneer Global Health Care Fund
  Pioneer Global Telecoms Fund
  Pioneer Real Estate Shares
  Pioneer Science & Technology Fund

  Growth and Income Funds
  Pioneer Fund
  Pioneer Balanced Fund
  Pioneer Equity Income Fund
  Pioneer Value Fund (formerly  Pioneer II)

  Income Funds
  Taxable
  Pioneer America Income Trust
  Pioneer Bond Fund
  Pioneer High Yield Fund
  Pioneer Strategic Income Fund

  Tax-Free
  Pioneer Tax Free Income Fund

  Money Market Fund
  Pioneer Cash Reserves Fund*


  *An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
 **Name change effective July 30, 2001.
***Formerly Pioneer Tax Managed Fund. Name change effective May 1, 2002.
  +Name change effective September 6, 2001.
 ++Name change effective September 21, 2001.

Note: Pioneer Indo-Asia Fund merged into Pioneer Emerging Markets Fund on September 28, 2001. Pioneer Limited Maturity Bond Fund merged into Pioneer Bond Fund on September 28, 2001.

                           This page for your notes.


                                                                              29
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997


Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com


This report must be preceded or accompanied by a current Fund prospectus. For more information about any Pioneer fund, call your financial advisor, or call Pioneer directly at 1-800-225-6292. Please request a free prospectus, which contains information about fund charges and expenses. Read it carefully before you invest or send money.

[PIONEER LOGO]

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   11724-00-0502
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                             (Recycle) Printed on Recycled Paper